                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21309

             Advent Claymore Convertible Securities and Income Fund
               (Exact name of registrant as specified in charter)

                           1065 Avenue of the Americas
                               New York, NY 10018
               (Address of principal executive offices) (Zip code)

                             Rodd Baxter, Secretary
             Advent Claymore Convertible Securities and Income Fund
                           1065 Avenue of the Americas
                               New York, NY 10018
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-386-7407

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide full text of semi-annual report.]

    SemiAnnual
        Report                                 Advent Claymore Convertible | AVK
April 30, 2004                                  Securities and Income Fund |
     Unaudited

[GRAPHIC]

Advent Capital Management, LLC

                                                              [LOGO] CLAYMORE(R)

Advent Claymore Convertible Securities and Income Fund

Fund Summary | (unaudited)

2003 - 2004 Weekly Share Price Performance

[GRAPHIC APPEAR HERE]

Portfolio Composition** (as of 4/30/04)

                                     [CHART]

                                   [PIE CHART]

Asset Class
----------------------
Convertible Securities    60.1%
High Yield Securities     38.8%
Short-Term Investment      0.9%
Preferred Stocks           0.2%

**As a percentage of total investments.

Sector Concentration (as of 4/30/04)

                                     [CHART]

                                   [PIE CHART]

Top Ten Sectors**
---------------------------------------
Telecommunications                        10.8%
Insurance                                 10.1%
Utilities - Gas and Electric               6.6%
Banking and Finance                        6.3%
Communications, Media and Entertainment    6.0%
Automotive                                 6.0%
Aluminum, Steel and Other Metals           5.2%
Financial Services                         5.1%
Pharmaceuticals                            4.2%
Aerospace and Defense                      4.1%

**As a percentage of long-term investments.

2003 - 2004 Monthly Dividends Per Share

                             [GRAPHIC APPEARS HERE]

Credit Quality** (as of 4/30/04)

                                     [CHART]

                                   [PIE CHART]

S&P Ratings
-----------
A             17.5%
BBB           12.1%
BB             9.1%
B             43.5%
Below B       17.8%

**As a percentage of long-term investments.

Top 10 Issuers** (as of 4/30/04)

Freeport-McMoRan Copper & Gold, Inc.          4.1%
General Motors Corp.                          3.5%
Lucent Technologies                           2.7%
Xerox Corp.                                   2.6%
ALLTEL Corp.                                  2.4%
The Hartford Financial Services Group, Inc.   2.1%
Chubb Corp.                                   2.0%
Ford Motor Company Capital Trust II           1.9%
Northrop Grumman Corp.                        1.9%
Washington Mutual, Inc.                       1.9%

**As a percentage of long-term investments.

2 | SemiAnnual Report | April 30, 2004

Advent Claymore Convertible Securities and Income Fund

Portfolio of Investments | April 30, 2004 (unaudited)

Number of
  Shares                                                                Value
----------                                                          ------------
             Long-Term Investments - 141.2%

             Convertible Preferred Stocks - 54.0%
             Aerospace and Defense - 2.7%
    52,500   Northrop Grumman Corp., Ser. B, 7.00%, 2021            $  6,654,375
    98,000   Northrop Grumman Corp., Ser. E, 7.25%, 2004              10,253,740
--------------------------------------------------------------------------------
                                                                      16,908,115
--------------------------------------------------------------------------------

             Aluminum, Steel and Other Metals - 3.8%
    26,878   Freeport-McMoRan Copper & Gold, Inc., 5.50%,(a)          23,686,237
--------------------------------------------------------------------------------

             Automotive - 2.7%
   300,000   Ford Motor Company Capital Trust II, 6.50%, 2032         16,929,000
--------------------------------------------------------------------------------

             Banking and Finance - 8.8%
   390,564   National Australia Bank,
                Equity Security Unit, 7.875%                          14,025,153
   125,000   New York Community Capital Trust V, 6.00%                 8,281,250
    67,200   State Street Corp., 6.75%, 2006                          15,607,200
   305,000   Washington Mutual, Inc., Equity
                Security Unit, 5.375%, 2041                           16,884,190
--------------------------------------------------------------------------------
                                                                      54,797,793
--------------------------------------------------------------------------------

             Communications Equipment - 2.0%
    10,400   Lucent Technologies Capital Trust I, 7.75%, 2017         12,142,000
--------------------------------------------------------------------------------

             Communications, Media and Entertainment - 1.2%
   146,485   Emmis Communications Corp., Ser. A, 6.25%                 7,086,212
--------------------------------------------------------------------------------

             Electronic Equipment and Components - 0.5%
    61,000   Agilysys, Inc., 6.75%, 2028                               3,072,875
--------------------------------------------------------------------------------

             Insurance - 14.3%
   462,150   Chubb Corp., Ser. A, 7.00%, 2005                         12,940,200
   165,000   Chubb Corp., Ser. B, 7.00%, 2006                          4,681,050
   196,000   Prudential Financial, Inc., 6.75%, 2004                  13,235,880
    70,000   Reinsurance Group of America, Equity                      4,042,500
                Security Unit, 5.75%, 2050
   141,300   The Hartford Financial Services
                Group, Inc., 6.00%, 2006                               8,428,545
   159,000   The Hartford Financial Services
                Group, Inc., 7.00%, 2006                               9,697,410
   367,000   The PMI Group, Inc., Ser. A, 5.875%, 2006                10,191,590
   359,740   UnumProvident Corp., 8.25%, 2006                         11,979,342
   540,000   XL Capital Ltd., 6.50%, 2007                             13,699,800
--------------------------------------------------------------------------------
                                                                      88,896,317
--------------------------------------------------------------------------------

             Leisure and Entertainment - 0.7%
   187,700   Six Flags, Inc., 7.25%, 2009                           $  4,354,640
--------------------------------------------------------------------------------

             Office Equipment - 2.0%
    99,600   Xerox Corp., 6.25%, 2006                                 12,493,824
--------------------------------------------------------------------------------

             Oil and Gas - 1.3%
   121,507   Amerada Hess Corp., 7.00%, 2006                           8,151,905
--------------------------------------------------------------------------------

             Retail - Specialty Stores - 2.2%
   301,500   Toys "R" Us, Inc., 6.25%, 2005                           13,356,450
--------------------------------------------------------------------------------

             Telecommunications - 4.8%
   414,447   ALLTEL Corp., 7.75%, 2005                                20,660,183
   369,728   CenturyTel, Inc., Ser. A, 6.875%, 2005                    9,106,401
--------------------------------------------------------------------------------
                                                                      29,766,584
--------------------------------------------------------------------------------

             Utilities - Gas and Electric - 7.0%
   221,000   FPL Group, Inc., Ser. A, 8.50%, 2005                     12,340,640
   210,000   KeySpan Corp., 8.75%, 2005                               10,894,800
   238,000   Oneok, Inc., 8.50%, 2006                                  6,878,200
   214,894   Public Service Enterprise Group, Inc., 10.25%, 2005      12,921,576
--------------------------------------------------------------------------------
                                                                      43,035,216
--------------------------------------------------------------------------------

             Total Convertible Preferred Stocks
             (Cost $310,075,079)                                     334,677,168
--------------------------------------------------------------------------------

             Preferred Stocks - 0.3%
             Publishing - 0.3%
    19,925   PRIMEDIA, Inc., Ser. D, 10.00%, 2008
             (Cost $1,922,763)                                         1,877,931
--------------------------------------------------------------------------------

See notes to financial Statement

                                          SemiAnnual Report | April 30, 2004 | 3

Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

 Principal
   Amount                                                              Value
================================================================================

              Corporate Bonds - 55.3%

              Aerospace and Defense - 0.9%
$ 5,682,000   Vought Aircraft Industries, Inc.
              8.00%, 7/15/11, Senior Notes (a)                    $   5,795,640
-------------------------------------------------------------------------------

              Aluminum, Steel and Other Metals - 2.0%
  2,500,000   Freeport-McMoRan Copper & Gold, Inc.
              10.125%, 2/01/10, Senior Notes                          2,762,500

  6,300,000   Shaw Group, Inc.
              10.75%, 3/15/10, Senior Notes                           6,520,500

  2,615,000   United States Steel LLC
              10.75%, 8/01/08, Senior Notes                           3,072,625
-------------------------------------------------------------------------------
                                                                     12,355,625
-------------------------------------------------------------------------------

              Automotive - 0.8%
  5,000,000   Dura Operating Corp., Ser. D
              9.00%, 5/01/09, Company Guarantee Notes                 5,000,000
-------------------------------------------------------------------------------

              Building and Building Products - 0.5%
  3,000,000   Interline Brands, Inc.
              11.50%, 5/15/11, Senior Subordinated Notes              3,255,000
-------------------------------------------------------------------------------

              Chemicals - 3.6%
              Braskem SA
  2,500,000   12.50%, 11/05/08, Notes (a)                             2,550,000
  2,000,000   11.75%, 1/22/14, Notes (a)                              1,940,000

 10,000,000   Equistar Chemical/Funding
              10.125%, 9/01/08, Senior Notes                         11,125,000

  3,600,000   Lyondell Chemical Co.
              10.875%, 5/01/09, Senior Subordinated Notes             3,789,000

 3,000,000O   OM Group, Inc.
              9.25%, 12/15/11, Senior Subordinated Notes              3,090,000
-------------------------------------------------------------------------------
                                                                     22,494,000
-------------------------------------------------------------------------------

              Communications Equipment - 0.9%
  2,000,000   Nortel Networks Corp.
              6.875%, 9/01/23, Notes                                  1,800,000

  4,000,000   Northern Telecom Capital
              7.875%, 6/15/26, Company Guarantee Notes                3,820,000
-------------------------------------------------------------------------------
                                                                      5,620,000
-------------------------------------------------------------------------------

              Communications, Media and Entertainment - 6.6%
  7,000,000   Cablevision Systems Corp.
              8.00%, 4/15/12, Senior Notes (a)                        7,052,500

 11,000,000   Mediacom Broadband LLC
              11.00%, 7/15/13, Senior Notes                          11,825,000

  4,250,000   Telenet Communication NV
              9.00%, 12/15/13, Senior Notes (a)                       5,222,069

  4,000,000   Vertis, Inc., Ser. B
              10.875%, 6/15/09, Senior Notes                          4,220,000

  4,082,000   XM Satellite Radio, Inc.
              12.00% ,6/15/10, Senior Secured Notes                   4,740,222

              Young Broadcasting, Inc.
  6,000,000   10.00%, 3/01/11, Senior Subordinated Notes              6,360,000
  1,719,000   8.75%, 1/15/14, Senior Subordinated Notes (a)           1,744,785
-------------------------------------------------------------------------------
                                                                     41,164,576
-------------------------------------------------------------------------------

              Computers - Software and Peripherals - 0.5%
$ 2,946,000   Activant Solutions, Inc.
              10.50%, 6/15/11, Senior Notes                       $   3,071,205
-------------------------------------------------------------------------------

              Containers & Packaging - 0.4%
  2,155,000   Solo Cup Co.
              8.50%, 2/15/14, Senior Subordinated Notes (a)           2,230,425
-------------------------------------------------------------------------------

              Cosmetics & Toiletries - 0.2%
  1,234,000   Elizabeth Arden, Inc.
              7.75%, 1/15/14, Senior Subordinated Notes (a)           1,281,817
-------------------------------------------------------------------------------

              Electronic Equipment and Components - 0.3%
  1,500,000   Amkor Technologies, Inc.
              10.50%, 5/01/09, Senior Subordinated Notes              1,586,250
-------------------------------------------------------------------------------

              Financial Services - 3.7%
              Alamosa Delaware, Inc.
  3,298,000   11.00%, 7/31/10, Senior Notes                           3,594,820
  2,000,000   8.50%, 1/31/12, Senior Notes (a)                        1,945,000

  7,200,000   Leucadia National Corp.
              7.00%, 8/15/13, Senior Notes (a)                        7,380,000

  9,476,000   Madison River Capital
              13.25%, 3/01/10, Senior Notes                          10,328,840
-------------------------------------------------------------------------------
                                                                     23,248,660
-------------------------------------------------------------------------------

              Health and Medical Facilities - 0.9%
  5,055,000   Vanguard Health Systems
              9.75%, 8/01/11, Senior Subordinated  Notes              5,509,950
-------------------------------------------------------------------------------

              Health Care Products and Services - 0.8%
  5,000,000   Alliance Imaging, Inc.
              10.375%, 4/15/11, Senior Subordinated  Notes            5,025,000
-------------------------------------------------------------------------------

              Leisure and Entertainment - 3.2%
  7,000,000   AMC Entertainment, Inc.
              8.00%, 3/01/14, Senior Subordinated Notes (a)           6,895,000

  2,000,000   Carmike Cinemas, Inc.
              7.50%, 2/15/14, Senior Subordinated Notes (a)           2,030,000

  3,000,000   Regal Cinemas, Inc., Ser. B
              9.375%, 2/01/12, Senior Subordinated Notes              3,570,000

  5,283,000   True Temper Sports, Inc.
              8.375%, 9/15/11, Senior Subordinated Notes (a)          5,441,490

  1,582,000   Warner Music Group
              7.375%, 4/15/14, Senior Subordinated Notes (a)          1,597,820
-------------------------------------------------------------------------------
                                                                     19,534,310
-------------------------------------------------------------------------------

              Machinery and Engineering - 1.1%
  2,000,000   Thermadyne Holdings Corp
              9.25%, 2/01/14, Senior Subordinated Notes (a)           2,040,000
-------------------------------------------------------------------------------

              Wesco Distribution, Inc.
  1,500,000   9.125%, 6/01/08, Senior Subordinated Notes, Ser. A      1,545,000
  3,373,000   9.125%, 6/01/08, Senior Subordinated Notes, Ser. B      3,474,190
-------------------------------------------------------------------------------
                                                                      7,059,190
-------------------------------------------------------------------------------

              Manufacturing - 1.6%
  8,900,000   Blount, Inc.
              13.00%, 8/01/09, Senior Subordinated Notes              9,656,500
-------------------------------------------------------------------------------

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2004

Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

 Principal
   Amount                                                             Value
===============================================================================

              Corporate Bonds (continued)

              Mining - 0.6%
 $4,000,000   Vale Overseas, Ltd.
              8.25%, 1/17/34, Debentures                           $  3,440,000
-------------------------------------------------------------------------------

              Office Equipment - 2.7%
  5,910,000   Danka Business Systems
              11.00%, 6/15/10, Senior Notes                           6,057,750

 11,000,000   Xerox Capital Trust I
              8.00%, 2/01/27, Company Guarantee Notes                10,560,000
-------------------------------------------------------------------------------
                                                                     16,617,750
-------------------------------------------------------------------------------

              Oil and Gas - 3.2%
              Petrobras International Finance Co.
  9,000,000   9.125%, 7/02/13, Senior Notes                           9,067,500
  4,000,000   8.375%, 12/10/18, Debentures                            3,780,000
-------------------------------------------------------------------------------

              Williams Cos., Inc.
  3,460,000   8.625%, 6/01/10, Senior Notes                           3,823,300
  3,000,000   8.125%, 3/15/12, Senior Notes                           3,277,500
-------------------------------------------------------------------------------
                                                                     19,948,300
-------------------------------------------------------------------------------

              Pharmaceuticals - 2.5%
 15,000,000   Athena Neurosciences Finance LLC
              7.25%, 2/21/08, Senior Notes                           15,262,500
-------------------------------------------------------------------------------

              Publishing - 3.9%
  3,000,000   Dex Media West
              9.875%, 8/15/13, Senior Subordinated Notes (a)          3,300,000

  5,000,000   Dex Media, Inc.
              8.00%, 11/15/13, Notes (a)                              4,875,000

  9,100,000   Houghton Mifflin Co.
              9.875%, 2/01/13, Senior Subordinated Notes              9,031,750

  7,000,000   PRIMEDIA, Inc.
              8.875%, 5/15/11, Senior Notes                           7,157,500
-------------------------------------------------------------------------------
                                                                     24,364,250
-------------------------------------------------------------------------------

              Real Estate Investment Trusts - 2.1%
 10,300,000   Felcor Lodging LP
              9.50%, 9/15/08, Senior Notes                           11,046,750

  1,959,000   HMH Properties, Inc., Ser. B
              7.875%, 8/01/08, Senior Secured Notes                   2,032,463
-------------------------------------------------------------------------------
                                                                     13,079,213
-------------------------------------------------------------------------------

              Retail - Specialty Stores - 1.3%
              Rite Aid Corp.
  3,500,000   9.50%, 2/15/11, Senior Secured Notes                    3,946,250
  4,000,000   9.25%, 6/01/13, Senior Notes                            4,260,000
-------------------------------------------------------------------------------
                                                                      8,206,250
-------------------------------------------------------------------------------

              Telecommunications - 8.0%
  5,673,000   Centennial Cellular Co.
              10.125%, 6/15/13, Senior Notes                          5,871,555

  2,000,000   Centennial Communications Corp.
              8.125%, 2/01/14, Senior Notes (a)                       1,860,000

  7,500,000   Crown Castle International Corp.
              10.75%, 8/01/11, Senior Notes                           8,550,000

 $6,000,000   Fairpoint Communications, Inc.
              12.50%, 5/01/10, Senior Subordinated Notes          $   6,630,000

  3,920,000   Innova S De R. L.
              9.375%, 9/19/13, Notes                                  4,277,700

  5,200,000   Nextel Partners, Inc.
              11.00%, 3/15/10, Senior Notes                           5,902,000

  5,420,000   Rural Cellular Corp.
              8.25%, 3/15/12, Senior Secured Notes (a)                5,623,250

  3,166,000   Superior Essex Communications LLC/
                 Essex Group, Inc.
              9.00%, 4/15/12, Senior Notes (a)                        3,055,190

  8,200,000   Triton PCS, Inc.
              9.375%, 2/01/11, Senior Subordinated Notes              7,810,500
-------------------------------------------------------------------------------
                                                                     49,580,195
-------------------------------------------------------------------------------

              Utilities - Gas and Electric - 2.4%
              Calpine Corp.
  3,000,000   8.25%, 8/15/05, Senior Notes                            2,820,000
  7,000,000   10.50%, 5/15/06, Senior Notes                           6,335,000
  4,000,000   8.50%, 7/15/10, Senior Secured Notes (a)                3,560,000

  2,000,000   Sierra Pacific Resources
              8.625%, 3/15/14, Senior Notes (a)                       2,030,000
-------------------------------------------------------------------------------
                                                                     14,745,000
-------------------------------------------------------------------------------

              Waste Management - 0.6%
  4,000,000   Allied Waste NA
              7.375%, 4/15/14, Senior Notes (a)                       3,990,000
-------------------------------------------------------------------------------

              Total Corporate Bonds
              (Cost $334,649,664)                                   343,121,606
-------------------------------------------------------------------------------

              Convertible Bonds - 31.6%

              Aerospace and Defense - 2.1%
              Banco Nacional de Desenvolvimento
                 Economico e Social
  6,100,000   6.50%, 6/15/06, Senior Notes                            6,184,912
  7,000,000   6.50%, 6/15/06, Senior Notes (a)                        7,035,000
-------------------------------------------------------------------------------
                                                                     13,219,912
-------------------------------------------------------------------------------

              Airlines - 1.1%
  3,150,000   Continental Airlines, Inc.
              4.50%, 2/01/07, Senior Convertible Notes                2,618,438

  1,675,000   Mesa Air Group, Inc.
              2.115%, 2/10/24, Senior Convertible Notes (a)(b)          820,750

  4,000,000   Northwest Airlines Corp.
              7.625%, 11/15/23, Senior Convertible Notes (a)          3,340,000
-------------------------------------------------------------------------------
                                                                      6,779,188
-------------------------------------------------------------------------------

              Aluminum, Steel and Other Metals - 1.5%
              Freeport-McMoRan Copper & Gold, Inc.
  4,612,000   7.00%, 2/11/11, Senior Convertible Notes                6,347,265
  2,000,000   7.00%, 2/11/11, Senior Convertible Notes (a)            2,752,500
-------------------------------------------------------------------------------
                                                                      9,099,765
-------------------------------------------------------------------------------

              Automotive - 5.0%
  1,221,433   General Motors Corp., Ser. B,
              5.25%, 3/06/32, Senior Unsecured
                 Convertible Debentures                              30,853,398
-------------------------------------------------------------------------------

See notes to financial statements.

                                          SemiAnnual Report | April 30, 2004 | 5

Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued (unaudited)

 Principal
   Amount                                                             Value
===============================================================================

              Convertible Bonds (Continued)

              Biotechnology - 0.9%
$ 5,783,000   Cubist Pharmaceuticals
              5.50%, 11/01/08, Subordinated Convertible Notes     $   5,342,046
-------------------------------------------------------------------------------

              Communications Equipment - 3.2%
 10,175,000   Lucent Technologies, Inc.
              8.00%, 8/01/31, Convertible Notes                      11,408,719

  8,840,000   Nortel Networks Corp.
              4.25%, 9/01/08, Senior Convertible Notes                8,486,400
-------------------------------------------------------------------------------
                                                                     19,895,119
-------------------------------------------------------------------------------

              Communications, Media and Entertainment - 0.7%
  4,685,000   Charter Communications, Inc.
              5.75%, 10/15/05, Senior Unsecured
                 Convertible Debentures                               4,556,163
-------------------------------------------------------------------------------

              Computers - Software and Peripherals - 1.2%
  6,350,000   Maxtor Corp.
              6.80%, 4/30/10, Senior Convertible Notes (a)            7,278,688
-------------------------------------------------------------------------------

              E-Commerce - 1.4%
  8,850,000   Amazon.com, Inc.
              4.75%, 2/01/09, Senior Subordinated
                 Convertible Debentures                               9,038,063
-------------------------------------------------------------------------------

              Electronic Equipment and Components - 3.6%
  6,115,000   Agere Systems, Inc.
              6.50%, 12/15/09, Subordinated Convertible Notes         7,338,000

  4,065,000   Amkor Technologies, Inc.
              5.75%, 6/01/06, Subordinated Convertible Notes          4,059,919

  5,000,000   ASM Lithography
              5.75%, 10/15/06, Subordinated Convertible Notes         5,812,500

  5,000,000   Fairchild Semiconductor International, Inc
              5.00%, 11/01/08, Company Guarantee Notes                5,156,250
-------------------------------------------------------------------------------
                                                                     22,366,669
-------------------------------------------------------------------------------

              Financial Services - 3.4%
              E*TRADE Group
  4,000,000   6.00%, 2/01/07, Subordinated Convertible Notes          4,125,000
 10,695,000   6.75%, 5/15/08, Subordinated Convertible Notes         11,457,018

  5,210,000   IOS Capital LLC
              5.00%, 5/01/07, Subordinated
                 Convertible Notes (a)                                5,509,575
-------------------------------------------------------------------------------
                                                                     21,091,593
-------------------------------------------------------------------------------

              Leisure and Entertainment - 0.3%
  2,000,000   Star Cruises Ltd.
              2.00%, 10/20/08, Senior Unsecured
                 Convertible Debentures                               1,994,482

              Pharmaceuticals - 3.4%
 12,830,000   Valeant Pharmaceuticals International
              6.50%, 7/15/08, Subordinated Convertible Notes         13,551,687

  1,611,000   Indevus Pharmaceuticals, Inc.
              6.25%, 7/15/08, Senior Unsecured
                 Convertible Debentures (a)                           2,180,891

  5,539,000   IVAX Corp.
              5.50%, 5/15/07, Senior Subordinated
                 Convertible Notes                                    5,684,399
-------------------------------------------------------------------------------
                                                                     21,416,977
-------------------------------------------------------------------------------

              Retail - Department Stores - 1.0%
$ 5,000,000   J. C. Penney Co., Inc.
              5.00%, 10/15/08, Subordinated Convertible Notes     $   6,218,750
-------------------------------------------------------------------------------
              Telecommunications - 1.1%
  6,000,000   Nextel Communications, Inc.
              5.25%, 1/15/10, Senior Convertible Notes                6,075,000
    730,000   Primus Telecommunication Group
              5.75%, 2/15/07, Subordinated Convertible
                 Debentures                                             710,837
-------------------------------------------------------------------------------
                                                                      6,785,837
-------------------------------------------------------------------------------

              Waste Management - 1.7%
 10,130,000   Allied Waste Industries, Inc.
              4.25%, 4/15/34, Senior Subordinated                    10,319,938
                 Convertible Debentures
-------------------------------------------------------------------------------
              Total Convertible Bonds
              (Cost $187,169,397)                                   196,256,588

              Total Long-Term Investments
              (Cost $833,816,903)                                   875,933,293

 Number of
   Shares                                                             Value
===============================================================================
              Short-Term Investments - 1.3%
  8,235,322   Goldman Sachs Financial Prime Obligations               8,235,322
              (Cost $8,235,322)
-------------------------------------------------------------------------------

              Total Investments
              (Cost $842,052,225) - 142.5%                          884,168,615
              Other assets less liabilities - 1.8%                   11,272,259
              Preferred Stock, at redemption value -
                 (-44.3% of Net Assets Applicable to Common
                 Shareholders or -31.1% of Total Investments)      (275,000,000)
-------------------------------------------------------------------------------
              Net Assets Applicable to
              Common Shareholders - 100.0%                        $ 620,440,874
===============================================================================

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004 these securities amounted to $136,043,627 or 21.9% of net assets.

(b)  Step coupon - Coupon rate is 2.115% until February 2009, then 0%.

All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders unless otherwise noted.

See notes to financial statements.

6 | SemiAnnual Report | April 30, 2004

Advent Claymore Convertible Securities and Income Fund

Statements of Assets and Liabilities | April 30, 2004 (unaudited)

Assets
   Investments in securities, at value (cost $842,052,225)          $884,168,615
   Interest receivable                                                14,541,062
   Dividends receivable                                                2,264,175
   Receivable for securities sold                                      1,459,484
   Other assets                                                            8,586
--------------------------------------------------------------------------------
      Total assets                                                   902,441,922
--------------------------------------------------------------------------------

Liabilities
   Due to custodian                                                    2,919,201
   Payable for securities purchased                                    2,694,138
   Advisory fee payable                                                  638,407
   Offering costs payable                                                192,952
   Servicing fee payable                                                 187,767
   Dividends payable - preferred shares                                   91,024
   Net unrealized depreciation on interest rate swaps                     44,610
   Accrued expenses and other liabilities                                232,949
--------------------------------------------------------------------------------
      Total liabilities                                                7,001,048
--------------------------------------------------------------------------------

Preferred Stock, at redemption value
   $.001 par value per share; 11,000 Auction Market Preferred
      Shares authorized, issued and outstanding at $25,000 per
      share liquidation preference                                   275,000,000
--------------------------------------------------------------------------------

Net Assets Applicable to Common Shareholders                        $620,440,874
--------------------------------------------------------------------------------

Composition of Net Assets Applicable to Common Shareholders
   Common Stock, $ .001 par value per share; unlimited number of shares authorized, 23,352,574 shares issued and
      outstanding                                                   $     23,353
   Additional paid-in capital                                        553,077,259
   Undistributed net investment income                                 2,177,008
   Accumulated net realized gain on investments and foreign
      currency transactions                                           23,097,462
   Accumulated net unrealized appreciation on investments,
      interest rate swaps and foreign currency translation            42,065,792
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders                        $620,440,874
--------------------------------------------------------------------------------

Net Asset Value Applicable to Common Shareholders
   (based on 23,352,574 common shares outstanding)                  $      26.57
--------------------------------------------------------------------------------

See notes to financial statements.

                                          SemiAnnual Report | April 30, 2004 | 7

Advent Claymore Convertible Securities and Income Fund

Statements of Operations | For the Six Months Ended April 30, 2004 (unaudited)

Investment Income
   Interest (net of foreign withholding taxes of $12,876)           $19,145,514
   Dividends                                                         12,921,195
----------------------------------------------------------------------------------------------
      Total income                                                                $ 32,066,709
----------------------------------------------------------------------------------------------

Expenses
   Advisory fee                                                       2,327,672
   Servicing agent fee                                                  905,206
   Auction agent fee - preferred stock                                  304,078
   Fund accounting                                                       70,486
   Administration fee                                                    70,486
   Transfer agent                                                        55,577
   Custodian                                                             48,450
   Audit                                                                 47,023
   Insurance                                                             38,146
   Trustees                                                              28,024
   Legal                                                                 27,525
   Printing                                                              25,491
   NYSE listing                                                          15,443
   ICI Dues                                                              14,145
   Rating agency fee                                                     11,500
   Miscellaneous                                                         22,516
----------------------------------------------------------------------------------------------
      Total expenses                                                                 4,011,768
   Advisory and Servicing agent fees waived                                           (862,101)
----------------------------------------------------------------------------------------------
      Net expenses                                                                   3,149,667
----------------------------------------------------------------------------------------------
      Net investment income                                                         28,917,042
----------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments, Interest Rate
   Swaps and Foreign Currency Transactions:
   Net realized gain (loss) on:
      Investments                                                                   24,443,596
      Foreign currency transactions                                                   (289,425)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                                  (10,163,696)
      Interest rate swaps                                                              (44,610)
      Foreign currency translation                                                      (5,988)
----------------------------------------------------------------------------------------------
   Net gain on investments, interest rate swaps and foreign
      currency transactions                                                         13,939,877
----------------------------------------------------------------------------------------------

Dividends to Auction Preferred Shareholders from
   Net investment income                                                            (1,346,966)
----------------------------------------------------------------------------------------------

Net Increase in Net Assets Applicable to Common Shareholders
   Resulting from Operations                                                      $ 41,509,953
----------------------------------------------------------------------------------------------

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2004

Advent Claymore Convertible Securities and Income Fund

Statement of Chages in Net Assets Applicable to Common Shareholders |

(unaudited)

                                                                                  For the Period
                                                                 For the Six      April 30, 2003*
                                                                 Months Ended         through
                                                                April 30, 2004   October 31, 2003
-------------------------------------------------------------------------------------------------
Increase in Net Assets Applicable to Common
   Shareholders Resulting from Operations:
   Net investment income                                         $ 28,917,042      $ 21,594,134
   Net realized gain on investments and foreign currency
      transactions                                                 24,154,171         3,115,360
   Net change in unrealized appreciation (depreciation) on
      investments, interest rate swaps and foreign currency
      translation                                                 (10,214,294)       52,280,086

Dividends to Auction Preferred Shareholders from:
   Net investment income                                           (1,346,966)         (674,649)
-------------------------------------------------------------------------------------------------
   Net increase in net assets applicable to Common
      Shareholders resulting from operations                       41,509,953        76,314,931
-------------------------------------------------------------------------------------------------

Dividends and Distributions to Common Shareholders from:
   Net investment income                                          (26,178,235)      (20,051,548)
   Net realized gain on investments                                (4,254,839)               --
-------------------------------------------------------------------------------------------------
                                                                  (30,433,074)      (20,051,548)
-------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Net proceeds from the issuance of Common Shares                         --       554,137,491
   Reinvestment of dividends                                               --         1,185,923
   Common and preferred shares' offering and organization
      expenses charged to paid-in-capital in excess of par
      value                                                        (1,050,941)       (1,271,861)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital share transactions         (1,050,941)      554,051,553
-------------------------------------------------------------------------------------------------

   Total increase                                                  10,025,938       610,314,936

Net Assets Applicable to Common Shareholders
   Beginning of period                                            610,414,936           100,000
-------------------------------------------------------------------------------------------------
   End of period (including undistributed net investment
   income of $2,177,008 and $785,167, respectively)              $620,440,874      $610,414,936
=================================================================================================

*  Commencement of operations.

See notes to financial statements.

                                          SemiAnnual Report | April 30, 2004 | 9

Advent Claymore Convertible Securities and Income Fund

Financial Hightlight | (unaudited)

                                                                                                           For the Period
                                                                                         For the Six     April 30, 2003(a)
Per share operating performance for a share of                                           Months Ended         through
common stock outstanding throughout the period                                          April 30, 2004   October 31, 2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $  26.14/(b)/     $  23.88/(b)/
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income                                                                     1.24              0.93
   Net realized and unrealized gain on investments and foreign currency transactions         0.60              2.28
   Dividends to preferred shareholders from net investment income (common stock             (0.06)            (0.03)
      equivalent basis)
--------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                       1.78              3.18
--------------------------------------------------------------------------------------------------------------------------

Common and preferred shares' offering and organization expenses charged to
   paid-in-capital in excess of par value                                                   (0.05)            (0.06)

Dividends and distributions to Common Shareholders
   Net investment income                                                                    (1.12)            (0.86)
   Net realized gain                                                                        (0.18)               --
--------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions to Common Shareholders                              (1.30)            (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $  26.57          $  26.14
--------------------------------------------------------------------------------------------------------------------------
Market value, end of period                                                              $  23.77          $  24.95
--------------------------------------------------------------------------------------------------------------------------
Total investment return/(c)/
   Net asset value                                                                           6.60%            13.29%
   Market value                                                                              0.14%             3.40%

Ratios and supplemental data
Net assets, applicable to Common Shareholders, end of period (thousands)                 $620,441          $610,415
Preferred shares, at redemption value, ($25,000 per share liquidation preference)
   (thousands)                                                                           $275,000          $215,000
Preferred shares asset coverage per share                                                $ 81,404          $ 95,978

Ratios to Average Net Assets applicable to Common Shares:/(d)(e)/
   Net Expenses, after fee waiver                                                            1.00%             0.88%
   Net Expenses, before fee waiver                                                           1.27%             1.12%
   Net Investment Income, after fee waiver, prior to effect of dividends to preferred
      share                                                                                  9.13%             7.51%
   Net Investment Income, before fee waiver, prior to effect of dividends to
      preferred share                                                                        8.86%             7.27%
   Net Investment Income, after fee waiver, after effect of dividends to preferred
      share                                                                                  8.71%             7.28%
   Net Investment Income, before fee waiver, after effect of dividends to preferred
      share                                                                                  8.44%             7.04%

Ratios to Average Managed Assets:/(d)(f)/
   Net Expenses, after fee waiver                                                            0.73%             0.73%
   Net Expenses, before fee waiver                                                           0.93%             0.93%
   Net Investment Income, after fee waiver, prior to effect of dividends to preferred
      share                                                                                  6.71%             6.27%
   Net Investment Income, before fee waiver, prior to effect of dividends to
      preferred share                                                                        6.51%             6.07%

Portfolio turnover rate                                                                     40.97%            33.67%

(a)  Commencement of operations.

(b) Before reimbursement of offering expenses charged to capital during the period.

(c) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value or market price per share. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) The October 31, 2003 report incorrectly characterized the ratios to Managed Assets as ratios to Average Net Assets applicable to Common Shares. The above presentation correctly characterizes these ratios.

(f) Managed assets is equal to net assets applicable to common shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

10 | SemiAnnual Report | April 30, 2004

Notes to Finanacial Statements | April 30, 2004 (unaudited)

Note 1 - Organization:

Advent Claymore Convertible Securities and Income Fund (the "Fund") was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Note 2 - Accounting Policies:

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Readily marketable portfolio securities listed on the New York Stock Exchange are generally valued at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If no sales are reported, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Fund's Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ national list, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Fund's Trustees deem appropriate to reflect fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Trustees to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Trustees believe reflect most closely the value of such securities.

Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S.dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the sale of an investment, holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt are shown as net realized gains or losses on foreign currency translations in the respective Fund's statement of operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are shown as unrealized appreciation (depreciation) on foreign currency translations.

(d) Swaps

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

                                         SemiAnnual Report | April 30, 2004 | 11

Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements (unaudited) continued

Realized gain or loss is determined upon termination of the swap contracts and is recorded on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts.

Note 3 - Investment Management Agreement,
         Servicing Agreement and Other Agreements:

Pursuant to the Investment Management Agreement (the "Agreement") between the Fund and the Advisor, the Advisor is responsible for the daily management of the Fund's portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average weekly value of the Fund's Managed Assets (net assets applicable to common shareholders plus any outstanding leverage, such as preferred shares issued by the Fund). In addition, subject to the approval of the Fund's Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. The annual fee will be determined as follows:

(a) If the average weekly value of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average weekly value of the Fund's Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average weekly values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

(b) If the average weekly value of the Fund's Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.55% of the average weekly value of the Fund's Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.025% of the average weekly values of the Managed Assets for the first five years of the Fund's operations, after which the Advisor anticipates that it will not waive any portion of the management fee.

Pursuant to a Servicing Agreement, the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average weekly value of the Fund's Managed Assets. The annual fee will be determined as follows:

(a) If the average weekly value of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average weekly value of the Fund's Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average weekly values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

(b) If the average weekly value of the Fund's Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.20% of the average weekly value of the Fund's Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.175% of the average weekly values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year.

The Bank of New York ("BNY") acts as the Fund's custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund's assets. As administrator, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Note 4 - Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2004, the cost and related gross unrealized appreciation and depreciation for tax purposes are as follows:

                   Gross          Gross       Net unrealized
   Cost of      unrealized     unrealized    appreciation on
 investments   appreciation   depreciation     investments
------------------------------------------------------------
$842,052,225    $53,467,204   $(11,350,814)    $42,116,390
------------------------------------------------------------

12 | SemiAnnual Report | April 30, 2004

Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements (unaudited) continued

Note 5 - Investments in Securities:

For the six months ended April 30, 2004, purchases and sales of investments, other than short-term securities, were $400,326,682 and $349,313,625, respectively.

The Fund entered into interest rate swap agreements during the six months ended April 30, 2004.Details of the swap agreements outstanding as of April 30, 2004 were as follows:

                                      Notional                             Unrealized
                        Termination    Amount    Fixed      Floating      Appreciation
     Counterparty           Date        (000)     Rate        Rate       (Depreciation)
---------------------------------------------------------------------------------------
JP Morgan Chase & Co.    01/09/2005    $30,000   1.47%   3 Month LIBOR     $(105,711)
---------------------------------------------------------------------------------------
JP Morgan Chase & Co.    01/09/2006     30,000   2.16%   3 Month LIBOR       (69,570)
---------------------------------------------------------------------------------------
JP Morgan Chase & Co.    04/19/2005     30,000   1.66%   3 Month LIBOR        28,879
---------------------------------------------------------------------------------------
JP Morgan Chase & Co.    04/19/2006     30,000   2.42%   3 Month LIBOR       101,792
---------------------------------------------------------------------------------------
                                                                           $ (44,610)
=======================================================================================

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Note 6 - Capital: Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 23,352,574 issued and outstanding. Of this amount, the Fund issued 20,800,000 shares of common stock, in its initial public offering and issued, pursuant to an over allotment option to the underwriters, an additional 1,000,000 shares on May 16, 2003, 1,000,000 shares on June 9, 2003, and 500,000 shares on June 17, 2003.All of these shares were all issued at $23.875 per share before a reimbursement of expenses to the underwriters of $0.0083 per share. In connection with the dividend reinvestment plan, the Fund issued -0- and 48,386 additional common shares for the six months ended April 30, 2004 and the period ended October 31, 2003, respectively.

Offering expenses in connection with the issuance of the common shares of $1,165,200 have been borne by the Fund and have been charged against additional paid-in-capital. Advent Capital Management, LLC, the Fund's investment advisor (the "Advisor"), and Claymore Securities, Inc., the Fund's servicing agent (the "Servicing Agent"), have agreed to pay offering expenses (other than the sales load, but including the reimbursement of expenses to the underwriters) in excess of $.05 per common share, or approximately $1,165,200.The Advisor and the Servicing Agent have also agreed to pay the Fund's organizational expenses of approximately $35,000.

Preferred Shares

On July 24, 2003, the Fund issued 2,150 shares of Preferred Shares Series M7, 2,150 shares of Preferred Shares Series T28, 2,150 shares of Preferred Shares Series W7 and 2,150 shares of Preferred Shares Series TH28 each with a liquidation value of $25,000 per share plus accrued dividends. In addition, on March 16, 2004, the Fund issued 1,200 shares of Preferred Shares Series F7 and 1,200 shares of Preferred Shares Series W28 each with a liquidation value of $25,000 per share plus accrued dividends. Preferred shares issued by the Fund have seniority over the common shares.

Dividends are accumulated daily at a rate set through an auction process. Distributions of net realized capital gains, if any, are made annually.

Offering costs associated with the issuance of the preferred shares totaling $1,050,941 have been charged against the common share additional paid-in capital.

For the six months ended April 30, 2004, the annualized dividend rates range from:

              High    Low   At April 30, 2004
---------------------------------------------
Series M7     1.50%  1.06%        1.08%
---------------------------------------------
Series T28    1.70%  1.10%        1.10%
---------------------------------------------
Series W7     1.75%  1.05%        1.12%
---------------------------------------------
Series W28    1.16%  1.10%        1.16%
---------------------------------------------
Series TH28   1.25%  1.08%        1.10%
---------------------------------------------
Series F7     1.15%  1.05%        1.10%
=============================================

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

                                         SemiAnnual Report | April 30, 2004 | 13

Advent Claymore Convertible Securities and Income Fund

Supplemental Information | (unaudited)

Trustees

The trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address, Age     Term of Office  Principal Occupation during                Other Directorships
and Position(s) held   and Length of   the Past Five Years and                    Held by
with Registrant        Time Served     Other Affiliations                         Trustee
-----------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
-----------------------------------------------------------------------------------------------------------------------------
Derek Medina           3 years/since   Vice President, Business Affairs and News  Director of Young Scholar's Institute.
ABC News               inception       Planning from 2004-present. Formerly,      Former Director of Episcopal Social
47 West 66th Street                    Executive Director, Office of the          Services.
New York, NY 10023                     President at ABC News from  2000-2002.
Age:37                                 Formerly Director of Business Affairs
Trustee                                at ABC News (1998-2000). Former Associate
                                       at Cleary Gottlieb Steen & Hamilton
                                       (1995-1998). Former Associate in
                                       Corporate Finance at J.P. Morgan/ Morgan
                                       Guaranty (1988-1990).
-----------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg       3 years/since   Founding partner of Nyberg & Gustafson, a  Trustee, MBIA Capital/Claymore Managed
200 East 5th Avenue,   inception       law firm specializing in Corporate Law,    Duration Investment Grade Municipal Income
Suite 116                              Estate Planning and Business Transactions  Fund, Western Asset/Claymore U.S. Treasury
Naperville, IL 60563                   from 2000-present. Formerly, Executive     Inflation Protected Securities Fund,
Age:50                                 Vice President, General Counsel and        Dreman/Claymore Dividend & Income Fund,
Trustee                                Corporate Secretary of Van Kampen          Western Asset/Claymore U.S. Treasury
                                       Investments (1982-1999).                   Inflation Protected Securities Fund 2, and
                                                                                  TS&W/Claymore Tax-Advantaged Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------------
Gerald L. Seizert,     3 years/since   Chief Executive Officer of Seizert         Former Director of Loomis, Sayles and
CFP Seizert Capital    inception       Capital Partners, LLC where he directs     Co., L.P.
Partners, LLC                          the equity disciplines of the firm and
1668 S. Telegraph,                     serves as a co-manager of the firm's
Suite 120                              hedge fund, Proper Associates, LLC from
Bloomfield Hills,                      2000-present. Formerly Co-Chief Executive
MI 48302                               (1998-1999) and a Managing Partner and
Age:51                                 Chief Investment Officer-Equities of
Trustee                                Munder Capital Management, LLC
                                       (1995-1999).
-----------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.  3 years/since   Formerly Vice President, Manager and       Trustee, MBIA Capital/Claymore Managed
117 Ashland Avenue     inception       Portfolio Manager of Nuveen Asset          Duration Investment Grade Municipal
River Forest,                          Management (1998-1999), Vice President of  Fund, Western Asset/Claymore U.S. Treasury
IL 60305                               Nuveen Investment Advisory Corporation     Inflation Protected Securities Fund,
Age:45                                 (1992-1999), Vice President and Manager    Dreman/Claymore Dividend & Income Fund,
Trustee                                of Nuveen Unit Investment Trusts           Western Asset/Claymore U.S. Treasury
                                       (1991-1999), and Assistant Vice President  Inflation Protected Securities Fund 2, and
                                       and Portfolio Manager of Nuveen Unit       TS&W/Claymore Tax-Advantaged Balanced
                                       Trusts (1988-1999), each of John Nuveen &  Fund.
                                       Company, Inc.(1982-1999).
-----------------------------------------------------------------------------------------------------------------------------
Michael A. Smart       3 years/since   Managing Partner, Williams Capital         Director, Country Pure Foods.
Williams Capital       inception       Partners, L.P. Advisor to First Atlantic
Partners, L.P.                         Capital Ltd., a private equity firm, from
650 Fifth Avenue                       2001-present. Formerly a Managing
New York, NY 10019                     Director in Investment Banking-The
Age:43                                 Private Equity Group (1995-2001) and a
Trustee                                Vice President in Investment Banking-
                                       Corporate Finance (1992-1995) at Merrill
                                       Lynch & Co. Foundingg Partner of The
                                       Carpediem Group, a private placement firm
                                       (1991-1992). Former Associate at Dillon,
                                       Read and Co.(1988-1990).
-----------------------------------------------------------------------------------------------------------------------------
Interested Trustees:
-----------------------------------------------------------------------------------------------------------------------------
Tracy V. Maitland      3 years/since   President of Advent Capital Management,
1065 Avenue of the     inception       LLC, which he founded in June 2001. Prior
Americas, 31st Floor                   to June 2001, President of Advent Capital
New York, NY 10018                     Management, a division of Utendahl
Age:43                                 Capital.
Trustee, Chairman
of the Board and
Chief Executive
Officer
-----------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso       3 years/since   Senior Managing Director and General       Trustee, MBIA Capital/Claymore Managed
210 N. Hale Street     inception       Counsel of Claymore Advisors, LLC and      Duration Investment Grade Municipal
Wheaton, IL 60187                      Claymore Securities, Inc. from             Fund, Western Asset/Claymore U.S. Treasury
Age:39                                 2001-present. Manager, Claymore Fund       Inflation Protected Securities Fund,
Trustee                                Management Company, LLC, Vice President    Flaherty & Crumrine Claymore Preferred
                                       Boyar Value Fund. Formerly, Assistant      Securities & Income Fund, Inc., Flaherty
                                       General Counsel, John Nuveen and Company,  & Crumrine/Claymore Total Return
                                       Inc. (1999-2000). Former Vice President    Fund, Dreman/Claymore Dividend & Income
                                       and Associate General Counsel of Van       Fund, Western Asset/Claymore U.S. Treasury
                                       Kampen Investments, Inc.(1992-1999).       Inflation Protected Securities Fund 2,
                                                                                  and TS&W/Claymore Tax-Advantaged Balanced
                                                                                  Fund.
-----------------------------------------------------------------------------------------------------------------------------

14 | SemiAnnual Report | April 30, 2004

Advent Claymore Convertible Securities and Income Fund

Dividend Reinvestment Plan |

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by The Bank of New York (the "Plan Administrator"), Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 101 Barclay Street, New York, New York 10286, Attention: Irina Krylov, Phone Number:(718) 315-4818.

                                         SemiAnnual Report | April 30, 2004 | 15

Advent Claymore Convertible Securities and Income Fund

Fund Information |

Board of Trustees                        Investment Advisor
                                         Advent Capital Management, LLC
Nicholas Dalmaso                         1065 Avenue of the Americas, 31st Floor
                                         New York, New York 10018
Tracy V. Maitland

Derek Medina                             Servicing Agent
                                         Claymore Securities, Inc.
Ronald A. Nyberg                         Wheaton, Illinois

Gerald L. Seizert
                                         Administrator, Custodian and
Michael A. Smart                         Transfer Agent
                                         The Bank of New York
Ronald E. Toupin, Jr.                    New York, New York

Officers
Tracy V. Maitland                        Preferred Stock - Dividend Paying Agent
Chairman of the Board and                The Bank of New York
Chief Executive Officer                  New York, New York

Les Levi                                 Legal Counsel
Vice President                           Skadden, Arps, Slate, Meagher & Flom
                                         LLP
                                         New York, New York

F. Barry Nelson
Vice President and Assistant Secretary   Independent Registered
                                         Public Accounting Firm
Bruce S. Berger                          PricewaterhouseCoopers LLP
Treasurer and Chief Financial Officer    New York, New York

Rodd Baxter
Secretary

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent Claymore Convertible Securities and Income Fund?

o    If your shares are held in a Brokerage Account, contact your Broker.

o If you have physical possession of your shares in certificate form, contact the Fund's Administrator, Custodian and Transfer Agent:

The Bank of New York, 101 Barclay Street, New York, New York 10286
1-800-701-8178

This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-800-345-7999 or on the Securities & Exchange Commission's website at http://www.sec.gov.

The financial information included herein is taken from the records of the Fund without examination by the independent registered public accounting firm, which has not expressed an opinion theron.

                                                                            AVK
Advent Capital Management, LLC                                            LISTED
1065 Avenue of the Americas                                                NYSE.
New York, New York 10018

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable until shareholder reports for fiscal periods ending on or after June 15, 2004.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund


By: /s/ Tracy V. Maitland
    ---------------------------------------------------------------------
Name:  Tracy V. Maitland
Title: President and Chief Executive Officer
Date:  7/06/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Tracy V. Maitland
    ---------------------------------------------------------------------
Name:  Tracy V. Maitland
Title: President and Chief Executive Officer
Date:  7/06/04


By: /s/ Bruce Berger
    ---------------------------------------------------------------------
Name:  Bruce Berger
Title: Treasurer and Chief Financial Officer
Date:  7/06/04